Consolidated Statements of Cash Flows (Restated) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities
Net (loss) income	$ (563,784)	$ 84,504	$ 262,752	$ 77,940
Net (loss) from discontinued operations	(297,530)
Net (loss) income from continuing operations	(266,254)	84,504
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	357,687	345,507	697,017	594,011
Stock options and shares issued for compensation	178,356
(Increase) decrease in assets:
Trade receivables, net	(316,347)	32,103	(3,555,934)	(7,765,220)
Inventories	10,034	(108,826)	(120,644)	3,440
Deferred tax asset	177,379	167,384	305,246	179,646
Other assets	(460,933)	85,329	324,906	(862,462)
Increase (decrease) in current liabilities:
Trade payables	187,821	(1,191,086)	(769,094)	3,737,665
Net cash used in operating activities	(132,257)	(585,085)	(2,855,751)	(4,034,980)
Cash flows from investing activities
Purchase of property, plant and equipment	(73,053)	(588,536)	(32,063)	(84,471)
Cash acquired in acquisition			65,288
Investment in subsidiary			(110,392)
Development of intangible assets	(322,875)		(747,580)	(706,496)
Net cash used in investing activities	(395,928)	(588,536)	(824,747)	(790,967)
Cash flows from financing activities
Wholesale loan facility, net	457,395	531,199	3,906,061	7,751,988
Capital Reserve	(28,096)	347,921	2,360,184
Shareholder loans, net		(71,470)	(169,595)
Net cash provided by financing activities	429,299	807,650	6,096,650	7,751,988
Net cash (used in) continuing operations	(98,886)	(365,971)	2,416,152	2,926,041
Cash flows from discontinued operations
Net cash (used in) operating activities from discontinued operations	(209,381)
Net cash (used in) investing activities from discontinued operations	(5,906)
Net cash provided by financing activities from discontinued operations	150,000
Net cash (used in) discontinued operations	(65,287)
Effect of exchange rate changes on cash and cash equivalents	(141,916)	124,483	(827,350)	(163,975)
Net decrease in cash and cash equivalents	(306,089)	(241,488)	1,588,802	2,762,066
Cash and cash equivalents at the beginning of the period - from continuing operations	7,140,539	5,617,025	5,617,025	2,854,959
Cash and cash equivalents at the beginning of the period - from discontinued operations	65,288
Cash and cash equivalents at the end of the period	6,899,738	5,375,537	7,140,539	5,617,025
Cash paid during the period for:
Income tax payments
Interest payments	888,684	901,130	1,905,471	1,711,920
Assets acquired in merger transaction			323,425
Supplemental schedule of non-cash financing activities:
Issuance of stock options	115,492
Restricted stock compensation	$ 344,674